April 3, 2002

                         THE DREYFUS/LAUREL FUNDS, INC.
                         DREYFUS DISCIPLINED STOCK FUND

                            SUPPLEMENT TO PROSPECTUS
                               DATED MARCH 1, 2002

      The following information supersedes and replaces the information in the third paragraph contained in the section in the Fund's Prospectus entitled "Management."

      The Fund is co-managed by Bert Mullins and D. Gary Richardson. Mr. Mullins has been employed by Dreyfus as a portfolio manager since October 1994 and has been a primary portfolio manager of the Fund since its inception. He is also a vice president, portfolio manager and senior securities analyst for Mellon Bank, N.A. ("Mellon Bank"). Mr. Richardson has been a primary portfolio manager of the Fund since he joined Dreyfus in April 2002. He is also a vice president at Mellon Bank, which he joined in 1998. Prior to joining Mellon Bank, Mr. Richardson was a co-manager and research analyst at Munder Capital Management since 1996.

                                                                       728s0402


                                                                  April 3, 2002

                         THE DREYFUS/LAUREL FUNDS, INC.
                    DREYFUS PREMIER LARGE COMPANY STOCK FUND

                            SUPPLEMENT TO PROSPECTUS
                               DATED MARCH 1, 2002

      The following information supersedes and replaces the information in the third paragraph contained in the section in the Fund's Prospectus entitled "Management."

      The Fund is co-managed by Bert Mullins and D. Gary Richardson. Mr. Mullins has been employed by Dreyfus as a portfolio manager since October 1994 and has been a primary portfolio manager of the Fund since its inception. He is also a vice president, portfolio manager and senior securities analyst for Mellon Bank, N.A. ("Mellon Bank"). Mr. Richardson has been a primary portfolio manager of the Fund since he joined Dreyfus in April 2002. He is also a vice president at Mellon Bank, which he joined in 1998. Prior to joining Mellon Bank, Mr. Richardson was a co-manager and research analyst at Munder Capital Management since 1996.

                                                                       318s0402